Share-based compensation (Detail Textuals) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Sep. 01, 2016 ¥ / shares shares	Jun. 01, 2016 ¥ / shares shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($) $ / shares	Aug. 31, 2018 shares	Jan. 16, 2018 $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation							¥ 106,571	$ 15,500	¥ 40,719	¥ 32,326
Unrecognized non-employee share-based compensation expenses related to unvested restricted shares expected to vest							¥ 162,366				$ 23,615
Weighted average expected life							1 year 8 months 12 days	1 year 8 months 12 days
2018 share incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted					3,300,000
Share incentive plan term					10 years
2018 share incentive plan | January 1, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							181,390	181,390
2018 share incentive plan | February 1, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							1,248,561	1,248,561
2018 share incentive plan | March 1, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							14,000	14,000
2018 share incentive plan | April 1, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							47,000	47,000
Restricted shares | Directors and executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted	458,400	458,400				131,000
Fair value of shares granted | (per share)	¥ 70.52	¥ 70.52				$ 134.42
Share-based compensation							¥ 17,610	$ 2,561		¥ 32,326
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation							¥ 88,961	$ 12,939	¥ 40,719
Percentage of stock appreciation rights equity interest							2.13%	2.13%	2.72%
Exercisable period							5 years	5 years	5 years
Share-based compensation arrangement by share-based payment award plan modification | ¥ / shares							¥ 216.43
Share-based compensation arrangement by share-based payment award plan modification reclassified liability additional paid in capital			¥ 106,465	$ 15,485
Weighted average grant-date fair value of Restricted Shares | $ / shares				$ 148.37								$ 134.42
Stock appreciation rights | Stock appreciation rights subject to vesting second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage							33.00%	33.00%
Stock appreciation rights | Stock appreciation rights subject to vesting third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage							33.00%	33.00%
Stock appreciation rights | Stock appreciation rights subject to vesting fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage							34.00%	34.00%
Options | 2018 share incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							1,419,561	1,419,561
Restricted share units | 2018 share incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							71,390	71,390